Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

	September 30, 2013
	Cost	Accumulated Depreciation	Net Book Value
Leasehold improvements	$31,006	$21,928	$9,078
Fixtures, furniture, and equipment	11,297	7,489	3,808
Computer hardware	9,028	5,564	3,464
Signs	5,425	4,395	1,030
Vehicles	77	48	29
Land	51	—	51
	$56,884	$39,424	$17,460

	September 30, 2012
	Cost	Accumulated Depreciation	Net Book Value
Leasehold improvements	$31,804	$19,468	$12,336
Fixtures, furniture, and equipment	13,598	7,422	6,176
Computer hardware	7,201	4,423	2,778
Signs	6,606	4,839	1,767
Vehicles	77	28	49
Land	51	—	51
	$59,337	$36,180	$23,157

Schedule of Capital Leased Assets
Property and equipment includes the following capital leases:

	September 30, 2013
	Cost	Accumulated Depreciation	Net Book Value
Computer hardware	$3,531	$2,560	$971
Fixtures, furniture and equipment	1,661	1,183	478
	$5,192	$3,743	$1,449

Note 8 – Property and Equipment (continued)

	September 30, 2012
	Cost	Accumulated Depreciation	Net Book Value
Computer hardware	$2,814	$1,761	$1,053
Fixtures, furniture and equipment	1,661	851	810
	$4,475	$2,612	$1,863